Statement of financial position, order of liquidity (Parentheticals) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Memorandum item subordinated liabilities at fair value	€ 0	€ 0
Memorandum item subordinated liabilities at amortised cost	19,231	19,612
Memorandum loan commitments given	211,381	188,515
Memorandum financial guarantees given	22,273	22,503
Memorandum other commitments given	€ 60,682	€ 51,215